Offerings - Offering: 1	Oct. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 8,060,000.00
Amount of Registration Fee	$ 701.22
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Previously paid - Accession No. [0001104659-26-116251].